DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of net amount reclassified to earnings from hedging transactions
	Six Months Ended
	June 30,
	2026	2025
Amounts reclassified from accumulated other comprehensive income to:
Cost of revenues	$492	$96
Research and development	1,137	218
Sales and marketing	657	122
General and administrative	530	106
Net amount reclassified to earnings from hedging transactions	$2,816	$542

Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of the fair value of open foreign exchange contracts
	June 30,	December 31,
	2026	2025
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$1,387	$2,599
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	192	55
Total derivative instruments	$1,579	$2,654